Note 14 - Share Capital	12 Months Ended
Oct. 31, 2023
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
14.	Share capital:

a)	Authorized:

The Bank is authorized to issue an unlimited number of voting common shares with no par value.

The Bank is authorized to issue an unlimited number of Series 1 preferred shares with a par value of $10.00.

b)	Issued and outstanding:

(thousands of Canadian dollars)
	2023		2022
	Shares	Amount	Shares	Amount

Common shares:

Balance, beginning of the year	27,245,782	$225,982	27,441,082	$227,674
Options exercised during the year	40,000	280	-	-
Purchased and cancelled during the year	(1,321,358)	(11,438)	(195,300)	(1,692)

Outstanding, end of year	25,964,424	$214,824	27,245,782	$225,982

Series 1 preferred shares:

Outstanding, beginning and end of year	1,461,460	$13,647	1,461,460	$13,647

Total share capital		$228,471		$239,629

Common shares

On August 5, 2022, the Bank received approval from the Toronto Stock Exchange (“TSX”) to proceed with a Normal Course Issuer Bid (“NCIB”) for its common shares. On September 21, 2022, the Bank received approval from the Nasdaq to proceed with a NCIB for its common shares. Pursuant to the NCIB, VersaBank was authorized to purchase for cancellation up to 1,700,000 of its common shares representing approximately 9.54% of its public float.

The Bank was eligible to make purchases commencing on August 17, 2022 and the NCIB was terminated on August 16, 2023. The purchases were made by VersaBank through the facilities of the TSX and alternate trading systems and the Nasdaq in accordance with the rules of the TSX and such alternate trading systems and the Nasdaq, as applicable, and the prices that VersaBank paid for the Common Shares was at the market price of such shares at the time of acquisition. VersaBank made no purchases of Common Shares other than open market purchases. All shares purchased under the NCIB were cancelled.

For the year ended October 31, 2023, the Bank purchased and cancelled 1,321,358 (2022 - 195,300) Common Shares for $13.3 million (2022 - $1.9 million), reducing the Bank’s Common Share value by $11.4 million (2022 - $1.7 million) and retained earnings by $1.9 million (2022 - $238,000). In the same period, the Bank issued 40,000 Common Shares for proceeds of $280,000 related to stock options there were exercised in the current year.

For the year ended October 31, 2023, the Bank declared and paid dividends of $2.6 million or $0.10 per common share.

Series 1 Preferred shares

The Bank is authorized to issue an unlimited number of Series 1 preferred shares with a par value of $10.00. These preferred shares are Basel III-compliant, non-cumulative five year rate reset preferred shares which include non-viability contingent capital (“NVCC”) provisions which would require the preferred shares to be converted to common shares upon a trigger event (as defined by OSFI).

The holders of the Series 1 preferred shares are entitled to receive a non-cumulative fixed dividend in the amount of $0.6772 annually per share, payable quarterly, as and when declared by the Board of Directors for the period ending October 31, 2024. The dividend represents an annual yield of 6.772% based on the stated issue price per share. Thereafter, the dividend rate will reset every five years at a level of 543 basis points over the then five year Government of Canada bond yield.

The Bank maintains the right to redeem, subject to the approval of OSFI, up to all of the outstanding Series 1 preferred shares on October 31, 2024 and on October 31 every five years thereafter at a price of $10.00 per share. Should the Bank choose not to exercise its right to redeem the Series 1 preferred shares, holders of these shares will have the right to convert their shares into an equal number of non-cumulative, floating rate Series 2 preferred shares. Holders of Series 2 preferred shares will be entitled to receive quarterly floating dividends, as and when declared by the Board of Directors, equal to the 90-day Government of Canada Treasury bill rate plus 543 basis points.

Upon the occurrence of a trigger event (as defined by OSFI), each Series 1 or 2 preferred share will be automatically converted, without the consent of the holders, into common shares of the Bank. Conversion to common shares will be determined by dividing the preferred share conversion value ($10.00 per share plus any declared but unpaid dividends) by the common share value (the greater of (i) the floor price of $0.75 and (ii) the current market value price calculated as the volume weighted average trading price for the ten consecutive trading days ending on the day immediately prior to the date of the conversion).

For the year ended October 31, 2023, the Bank declared and paid dividends of $988,000 or $0.68 per preferred share.